Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets
	June 30, 2025	June 30, 2024
ASSETS
Current assets
Cash	$—	$—
Prepaid expenses	99,500	99,500
Other receivables	997,436	997,436
Subtotal	1,096,936	1,096,936
Non-current assets
Investment in subsidiaries	$5,118,528	$3,734,241
Total assets	$6,215,464	$4,831,177

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Due to related party	$1,100,752	$1,100,752
Total liabilities	$1,100,752	$1,100,752

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares: HK$0.0005, or $0.00006375 par value, 780,000,000 shares authorized, 20,000,000 shares issued and outstanding	1,275	1,275
Additional paid-in capital	2,798,895	2,798,895
Safety production reserve	2,686,899	2,686,899
Statutory reserve	130,878	—
Retained earnings (accumulated deficit)	23,924	(1,153,912)
Accumulated other comprehensive loss	(527,159)	(602,732)
Total shareholders’ equity	5,114,712	3,730,425
Total liabilities and shareholders’ equity	$6,215,464	$4,831,177

Schedule of Parent Company Statements of Comprehensive Income (Loss)
	For the Fiscal Years Ended June 30,
	2025	2024	2023
NET LOSS OF PARENT COMPANY	$—	$(1,298)	$—
EQUITY IN EARNINGS OF SUBSIDIARIES	$1,308,714	$842,999	$(273,099)
NET INCOME (LOSS)	1,308,714	841,301	(273,099)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	75,573	(13,139)	(320,556)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$1,384,287	$828,162	$(593,655)

Schedule of Parent Company Statements of Cash Flows
	For the Fiscal Years Ended June 30,
	2025	2024	2023
Cash Flows from Operating Activities:
Comprehensive income	$1,384,287	$828,162	$(593,655)
Other receivables	—	710	200
Prepaid expenses	—	(49,500)	—
Net cash prepared by (used in) operating activities	1,384,287	779,372	(593,455)
Cash Flows from Investing Activities:
Investments in subsidiaries	(1,384,287)	(829,460)	593,655
Net cash (used in) provided by investing activities	(1,384,287)	(829,460)	593,655
Cash Flows from Financing Activities:
Proceeds from related parties	—	49,888	—
Net cash provided by financing activities	—	49,888	—

Net (decrease) increase in cash	—	(200)	200
Cash at the beginning of year	—	200	—
Cash at the end of year	—	—	200